DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) cbm in Thousands, Mcf in Thousands, $ in Millions	Dec. 31, 2022 USD ($) T cbm Mcf	Dec. 31, 2021 USD ($) cbm T Mcf
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 16,667	$ 27,617
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	8,332	12,591
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	726	271
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	7,592	14,686
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 17	$ 69
Commodity Swap Contract, Oil Based Fuel
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | cbm	14,020	17,110
Commodity Swap Contract, Natural Gas
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | Mcf	65,380	90,370
Commodity Swap Contract, Lead
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	71,883,000,000	69,427,000,000
Commodity Swap Contract, Tin
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	2,540,000,000	2,454,000,000
Commodity Swap Contract, Polypropylene
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	28,078,000,000	24,129,000,000